Statements of Net Assets Available for Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 12,072,500,620	$ 10,554,384,189
Investments at contract value	509,340,976	490,140,648
Total investments	12,581,841,596	11,044,524,837
Accrued income	7,635,336	7,900,843
Employer contribution receivable	246,269,084	254,567,828
Receivable for securities sold but not yet settled	391,753	0
Notes receivable from participants	144,627,955	135,096,354
Total assets	12,980,765,724	11,442,089,862
Liabilities
Accrued expenses	335,799	909,830
Payable for securities purchased but not yet settled	56,039	0
Total liabilities	391,838	909,830
Net assets available for benefits	$ 12,980,373,886	$ 11,441,180,032